Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Entity Registrant Name	CECO ENVIRONMENTAL CORP
Amendment Flag	false
Entity Central Index Key	0000003197
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-7099
Entity Tax Identification Number	13-2566064
Entity Address, Address Line One	14651 North Dallas Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(214)
Local Phone Number	357-6181
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CECE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false